EMPLOYEES' RETIREMENT PLAN - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Defined Contribution Employee Benefit Plan [Abstract]
Maximum monthly contributions for the benefit of each participant from participants monthly base salary	3.00%
Banks contributions to retirement plan	$ 716,000	$ 645,000	$ 523,000